Acquisition - Schedule Of Business Acquisitions By Acquisition (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Total Cash consideration	¥ 935,932
Less: consideration for New Warrant	(74,383)
Purchase consideration	¥ 861,549